EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses dated April 30, 2013 (as supplemented July 31, 2013) filed under Rule 497(e) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on July 31, 2013 (Accession No. 0000740372-13-000079) with respect to the Class A and Class B Shares of California Daily Tax Free Income Fund, Inc.